Net (recoveries) charges related to Ukraine Conflict - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jan. 31, 2023 aircraft	Dec. 31, 2024 USD ($) aircraft	Dec. 31, 2023 USD ($) aircraft spareEngine	Dec. 31, 2022 USD ($)
Unusual or Infrequent Item, or Both [Line Items]
Net charges (income) related to ukraine conflict				$ 2,700,000
Cash proceeds from insurance claim settlements		$ 172,000	$ 1,254,400	0
Net (recoveries) charges related to ukraine conflict		$ (194,750)	(1,287,972)	$ 2,665,651
Number of aircrafts lost | aircraft		1
Settlements With Insurers Under C&P Policy
Unusual or Infrequent Item, or Both [Line Items]
Cash proceeds from insurance claim settlements		$ 168,000
Settlements With Russian Airline & Insurer
Unusual or Infrequent Item, or Both [Line Items]
Cash proceeds from insurance claim settlements		4,000
B-777-300
Unusual or Infrequent Item, or Both [Line Items]
Cash proceeds from insurance claim settlements		$ 23,000
Ukraine
Unusual or Infrequent Item, or Both [Line Items]
Number of aircrafts remaining in Ukraine | aircraft	2
Russian Federation
Unusual or Infrequent Item, or Both [Line Items]
Cash proceeds from insurance claim settlements			$ 1,300,000
Number of aircraft on lease | aircraft			67
Number of engines on lease | spareEngine			10